UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices)

U.S. Bank Global Fund Services
811 E Wisconsin Ave
Milwaukee, WI 53202
(Name and address of agent for service)

(908)-897-0518

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

ETFMG Breakwave Sea Decarbonization

Tech ETF

BSEA

Semi-Annual Report

December 31, 2022

(Unaudited)

The fund is a series of ETF Managers Trust.

ETFMG Breakwave Sea Decarbonization Tech ETF

TABLE OF CONTENTS

December 31, 2022 (Unaudited)

ETFMG Breakwave Sea Decarbonization Tech ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”). The following information pertains to the fiscal period from July 1, 2022 to December 31, 2022.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Marine Money Decarbonization Index (the “Index”).

Market Overview

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19. Some sectors of the economy and individual issuers have experienced particularly large losses because of these disruptions. In response to these disruptions, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, contributing to inflationary pressure and expectations for inflation. Further, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affect regional and global economies. The full extent and duration of these conditions and the totality of repercussions are impossible to predict but could continue to result in significant market disruptions and may continue to negatively affect global supply chains, inflation, and global growth. These and related events have impacted the Fund’s performance, among other factors, and the value of an investment in the Fund. We encourage you to talk with your financial advisor and visit etfmg.com for further insight about investing in today’s markets

Over the period, the total return for the Fund was 8.12%, while the total return for the Index was 7.64%. The best performers in the Fund, on the basis of contribution to return, were Cargotec Oyj-B Share, Eneti Inc, Freyr Battery SA, Technip Energies NV, and Kongsberg Gruppen ASA while the worst performers were Ceres Power Holdings Plc, Itm Power Plc, Chart Industries Inc, Ballard Power Systems Inc, and Aker Horizons ASA.

During the period, the Fund saw an approximate average allocation to 66.89% to Industrials, 17.00% to Energy and 8.65% to Materials. The Fund was exposed 18.08% to Norway, 16.7% to United States and 14.73% to France.

You can find further details about Fund by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III
Chairman of the Board

ETFMG Breakwave Sea Decarbonization Tech ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended December 31, 2022	1 Year Return	Since Inception (9/20/2021)	Value of $10,000 (12/31/2022)
ETFMG Breakwave Sea Decarbonization Tech ETF (NAV)	-16.66%	-12.20%	$8,466
ETFMG Breakwave Sea Decarbonization Tech ETF (Market)	-16.67%	-12.26%	$8,459
Marine Money Decarbonization Index	-17.66%	-12.92%	$8,377
S&P 500 Index	-18.11%	-7.98%	$8,990

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on September 20, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Breakwave Sea Decarbonization Tech ETF

Top Ten Holdings as of December 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	Eneti, Inc.	4.00%
2	Cargotec OYJ - Class B	3.88%
3	Kongsberg Gruppen ASA	3.87%
4	Nexans SA	3.83%
5	Technip Energies NV	3.69%
6	Koninklijke Vopak NV	3.69%
7	Alfa Laval AB	3.64%
8	Gaztransport Et Technigaz SA	3.58%
9	Yara International ASA	3.58%
10	Wartsila OYJ ABP	3.56%

Top Ten Holdings = 37.32% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Breakwave Sea Decarbonization Tech ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

BSEA

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Marine Money Decarbonization Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The underlying Index’s decarbonization criteria, and thus the Fund’s investment strategy, limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies based on decarbonization criteria. In addition, decarbonization investing may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities that are screened out of the decarbonization methodology. Finally, some of the companies are developing new technologies that have not yet achieved full commercialization.

The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

The Index was created by and is owned and maintained by Maritime Transformation Partners, LLC (the “Index Provider”), which has not previously been an index provider, which may create additional risks for investing in the Fund.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV. ETF Managers Group LLC is the investment adviser to the Fund.

ETFMG Breakwave Sea Decarbonization Tech ETF

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Maritime Transformation Partners, LLC or Breakwave Advisors LLC.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided in this report intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

ETFMG Breakwave Sea Decarbonization Tech ETF

PORTFOLIO ALLOCATIONS

As of December 31, 2022 (Unaudited)

As a percent of Net Assets:
Canada	4.4%
Denmark	2.9
Finland	9.4
France	10.2
Germany	2.0
Luxembourg	3.1
Marshall Islands	4.5
Netherlands	13.0
Norway	20.0
Sweden	7.9
United Kingdom	9.4
United States	12.8
Short-Term and other Net Assets (Liabilities)	0.4
100.0%

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Canada - 4.4%
Chemicals - 1.0%
Methanex Corp. (b)	523	$19,801
Electrical Equipment - 3.4% (d)
Ballard Power Systems, Inc. (a)(b)	14,608	69,972
Total Canada		89,773

Denmark - 2.9%
Construction & Engineering - 1.0%
Cadeler A/S (a)	4,971	19,485
Electric Utilities - 0.9%
Orsted A/S (e)	212	19,266
Electrical Equipment - 1.0% (d)
Vestas Wind Systems A/S	738	21,470
Total Denmark		60,221

Finland - 9.4%
Machinery - 9.4%
Cargotec OYJ - Class B	2,039	90,187
Valmet OYJ	736	19,822
Wartsila OYJ ABP	9,833	82,816
Total Finland		192,825

France - 10.2%
Electrical Equipment - 4.3% (d)
Nexans SA	985	89,043
Machinery - 0.9%
McPhy Energy SA (a)	1,366	17,854
Oil, Gas & Consumable Fuels - 4.1%
Gaztransport Et Technigaz SA	780	83,328
Professional Services - 0.9%
Bureau Veritas SA	745	19,626
Total France		209,851

Germany - 2.0%
Electrical Equipment - 1.0% (d)
Siemens Energy AG	1,124	21,146
Transportation Infrastructure - 1.0%
Hamburger Hafen und Logistik AG	1,585	20,190
Total Germany		41,336

Luxembourg - 3.1%
Electrical Equipment - 3.1% (d)
FREYR Battery SA (a)(b)	7,207	62,557

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

	Shares	Value
Marshall Islands - 4.5%
Marine - 4.5%
Eneti, Inc.	9,266	$93,123

Netherlands - 13.0%
Chemicals - 4.6%
Akzo Nobel NV	283	18,952
OCI NV	2,121	75,877
Total Chemicals		94,829
Energy Equipment & Services - 4.2%
Technip Energies NV	5,471	85,914
Oil, Gas & Consumable Fuels - 4.2%
Koninklijke Vopak NV	2,887	85,757
Total Netherlands		266,500

Norway - 20.0%
Aerospace & Defense - 4.4%
Kongsberg Gruppen ASA	2,123	90,062
Chemicals - 4.0%
Yara International ASA	1,894	83,247
Commercial Services & Supplies - 4.8%
Aker Horizons Holding ASA (a)	62,449	82,198
Quantafuel ASA (a)	29,149	15,636
Total Commercial Services & Supplies		97,834
Electrical Equipment - 3.8% (d)
NEL ASA (a)	55,185	78,045
Energy Equipment & Services - 1.0%
Aker Solutions ASA	5,260	20,080
Machinery - 0.9%
Hexagon Composites ASA (a)	6,620	18,515
Marine - 1.1%
Wallenius Wilhelmsen ASA	2,165	21,447
Total Norway		409,230

Sweden - 7.9%
Electrical Equipment - 3.8% (d)
PowerCell Sweden AB (a)	6,852	78,174
Machinery - 4.1%
Alfa Laval AB	2,932	84,604
Total Sweden		162,778

United Kingdom - 9.4%
Aerospace & Defense - 1.9%
Babcock International Group PLC (a)	5,567	18,993
Rolls-Royce Holdings PLC (a)	17,846	20,108
Total Aerospace & Defense		39,101

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

	Shares	Value
Electrical Equipment - 7.5% (d)
Ceres Power Holdings PLC (a)	18,198	$77,156
ITM Power PLC (a)	68,962	76,402
Total Electrical Equipment		153,558
Total United Kingdom		192,659

United States - 12.8%
Construction & Engineering - 1.9%
Great Lakes Dredge & Dock Corp. (a)	2,755	16,392
Matrix Service Co. (a)	3,447	21,440
Total Construction & Engineering		37,832
Electrical Equipment - 1.7% (d)
Advent Technologies Holdings, Inc. (a)(b)	9,451	17,106
Bloom Energy Corp. - Class A (a)(b)	940	17,973
Total Electrical Equipment		35,079
Machinery - 4.5%
Chart Industries, Inc. (a)(b)	638	73,517
Cummins, Inc. (b)	81	19,625
Total Machinery		93,142
Oil, Gas & Consumable Fuels - 4.7%
New Fortress Energy, Inc. (b)	1,814	76,950
World Fuel Services Corp. (b)	741	20,252
Total Oil, Gas & Consumable Fuels		97,202
Total United States		263,255
TOTAL COMMON STOCKS (Cost $2,288,684)		2,044,108

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 13.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	276,637	276,637
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $276,637)

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.08% (c)	5,993	5,993
TOTAL SHORT-TERM INVESTMENTS (Cost $5,993)

Total Investments (Cost $2,571,314) - 113.4%		2,326,738
Liabilities in Excess of Other Assets - (13.4)%		(274,131)
TOTAL NET ASSETS - 100.0%		$2,052,607

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

PLC      Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at December 31, 2022.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of December 31, 2022 the Fund had a significant portion of its assets in the Electrical Equipment Industry.

(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2022, the market value of this security was $19,266, which represents 0.94% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

ASSETS
Investments in securities, at value*	$2,326,738
Foreign currency*	2,859
Receivables:
Dividends and interest receivable	516
Securities lending income receivable	501
Total Assets	2,330,614

LIABILITIES
Collateral received for securities loaned (Note 7)	276,637
Payables:
Management fees payable	1,370
Total Liabilities	278,007
Net Assets	$2,052,607

NET ASSETS CONSIST OF:
Paid-in capital	$2,644,246
Total distributable earnings (accumulated losses)	(591,639)
NetAssets	$2,052,607

*Identified Cost:
Investments in securities	$2,571,314
Foreign currency	2,832

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$20.53

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2022 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign witholding tax of $908)	$14,700
Interest	241
Securities lending income	4,698
Total Investment Income	19,639

Expenses:
Management fees	7,963
Total Expenses	7,963
Net Investment Income	11,676

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(57,246)
Foreign Currency	(284)
Net Realized Loss on Investments and In-Kind Redemptions	(57,530)

Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated investments	203,084
Foreign Currency	65
Net Change in Unrealized Appreciation/Depreciation of
Investments	203,149
Net Realized and Unrealized Gain on Investments	145,619
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$157,295

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022 [1]
OPERATIONS
Net investment income	$11,676	$13,494
Net realized loss on investments and In-Kind Redemptions	(57,530)	(169,084)
Net change in unrealized appreciation/depreciation of investments	203,149	(447,669)
Net increase (decrease) in net assets resulting from operations	157,295	(603,259)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(57,838)	(5,983)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	—	2,562,392
Net increase in net assets	99,457	1,953,150

NET ASSETS
Beginning of Period	1,953,150	—
End of Period	$2,052,607	$1,953,150

Summary of share transactions is as follows:

	Period Ended December 31, 2022 (Unaudited)		Period Ended June 30, 2022 [1]
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	200,000	$4,943,532
Shares Redeemed	—	—	(100,000)	(2,381,140)
Net Transactions in Fund Shares	—	$—	100,000	$2,562,392

Beginning Shares	100,000		—
Ending Shares	100,000		100,000

[1]	The Fund commenced operations on September 20, 2021.

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Period Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022 [1]

Net Asset Value, Beginning of Period	$19.53	$25.00
Income (Loss) from Investment Operations:
Net Investment Income [2]	0.01	0.13
Net realized and unrealized gain (loss) on investments	1.57	(5.54)
Total from investment operations	1.58	(5.41)
Less Distributions:
From net investment income	(0.58)	(0.06)
Total distributions	(0.58)	(0.06)
Net asset value, end of period	$20.53	$19.53
Total Return	8.12%[3]	(21.70)%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,053	$1,953
Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income to Average Net Assets	1.10%[4]	0.68%[4]
Portfolio Turnover Rate	22%[3]	34%[3]

1	The Fund commenced operations on September 20, 2021. Calculated based on average shares outstanding during the period. Not annualized.
2	Calculated based on average shares outstanding during the period. Not annualized.

3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Marine Money Decarbonization Index (“the Index”). The Fund commenced operations on September 20, 2021.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participant”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

The following table presents a summary of the Fund’s investments in securities, at fair value, as of December 31, 2022:

ETFMG Breakwave Sea Decarbonization Tech ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,044,108	$—	$—	$2,044,108
Short-Term Investments	5,993	—	—	5,993
Investments Purchased with Securities Lending Collateral*	—	—	—	276,637
Total Investments in Securities	$2,050,101	$—	$—	$2,326,738

^	For further information regarding security characteristics, see the Schedule of Investments.

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of December 31, 2022, management has reviewed the tax positions for open periods and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. While the Fund is not actively managed, the Fund is subject to the risks associated with decisions made by the Fund’s investment adviser if the Fund utilizes a representative sampling strategy or to the extent the Fund’s investment adviser makes decisions regarding the investment of collateral from securities on loan.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

Models and Data Risk. The Index relies heavily on proprietary models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks as the Fund tracks the Index.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse affect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its affect on the Fund.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Adviser”), serves as the investment Adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day -to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-Advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Adviser bears the costs of all Advisory and non-Advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Adviser at an annual rate of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an Agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two entities.

The Adviser pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustee, including travel and related expenses incurred in attending Board meetings.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of the Fund’s daily average net assets. For the period ended December 31, 2022, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended December 31, 2022:

	Purchases	Sales
ETFMG Breakwave Sea Decarbonization Tech ETF	$454,649	$482,057

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2022:

	Purchases In- Kind	Sales In- Kind
ETFMG Breakwave Sea Decarbonization Tech ETF	$0	$0

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended December 31, 2022.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment Advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

As of December 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
ETFMG Breakwave Sea Decarbonization Tech ETF	$270,598	$276,637

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at June 30, 2022 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Breakwave Sea
Decarbonization Tech ETF	$2,811,343	$99,489	$(684,744)	$(585,255)

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
ETFMG Breakwave Sea Decarbonization Tech ETF	$5,850	$—	$5,850	$(111,691)	$(691,096)

As of June 30, 2022, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
ETFMG Breakwave Sea Decarbonization Tech ETF	$(111,682)	$—	Indefinite

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the period ended June 30, 2022.

	Late Year Ordinary Loss	Post-October Capital Loss
ETFMG Breakwave Sea Decarbonization Tech ETF	None	None

The tax character of distributions paid by the Fund during the fiscal periods ended December 31, 2022 and June 30, 2022 are as follows:

	Period Ended December 31, 2022		Period Ended June 30, 2022
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
ETFMG Breakwave Sea Decarbonization Tech ETF	$57,838	$—	$5,983	—

NOTE 9 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of December 31, 2022, there were no adjustments made to the accompanying financial statements based on the above legal matter.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

EXPENSE EXAMPLE

Period Ended December 31, 2022 (Unaudited)

As a shareholder of ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ETFMG Breakwave Sea Decarbonization Tech ETF

	Hypothetical Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During Period
Actual	$1,000.00	$1,081.20	$3.93	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.42	$3.82	0.75%

(^)	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the one-half year period).

ETFMG Breakwave Sea Decarbonization Tech ETF

SUPPLEMENTARY INFORMATION

December 31, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 - FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended June 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
ETFMG Breakwave Sea Decarbonization Tech ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2022 was as follows:

Fund Name	DRD
ETFMG Breakwave Sea Decarbonization Tech ETF	8.75%

Short-Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short- Term Capital
ETFMG Breakwave Sea Decarbonization Tech ETF	0.00%

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the period ended June 30, 2022.

Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 6/30/22
ETFMG Breakwave Sea Decarbonization Tech ETF	$30,892	$6,624	$0.30892000	$0.06624000	100,000

Foreign taxes paid or withheld should be included as taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

ETFMG Breakwave Sea Decarbonization Tech ETF

SUPPLEMENTARY INFORMATION

December 31, 2022 (Unaudited) (Continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge upon request by calling the Adviser toll-free at 877-756-7853 or, by assessing the Fund’s website (www.etfmg.com), or the SEC’s website (www.sec.gov).

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

ETFMG Breakwave Sea Decarbonization Tech ETF

Board of Trustees (Unaudited)

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	16	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017- 2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015- 2019).	n/a	n/a

*	Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG Breakwave Sea Decarbonization Tech ETF

Board of Trustees (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019- 2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016- 2019).	n/a	n/a
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate - Private Equity, SS&C Technologies (2020-2021); Senior Accountant - Financial Services, WithumSmith+Brown, PC (2016-2020)	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006- 2011).	16	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	16	None

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services 615

East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

a)	Not applicable for semi-annual reports.
b)	Not Applicable.

Item 6. Investments.

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title)*   /s/ Samuel Masucci III
           Samuel Masucci III, Principal Executive Officer

Date    March 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date    March 6, 2023

By (Signature and Title)*   /s/ John Flanagan
John Flanagan, Principal Financial Officer/Treasurer

Date    March 6, 2023

* Print the name and title of each signing officer under his or her signature.